Segment financial information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment financial information

NOTE 6. Segment financial information

PEMEX’s primary business is the exploration and production of crude oil and natural gas, as well as the production, processing, marketing and distribution of petroleum and petrochemical products. After the Corporate Reorganization, PEMEX’s operations have been conducted through nine business segments: Exploration and Production, Industrial Transformation, Cogeneration and Services (until July 27, 2018, see Note 1), Drilling and Services, Logistics, Ethylene, Fertilizers, the Trading Companies and Corporate and Other Operating Subsidiary Companies. Due to PEMEX’s structure, there are significant amounts of inter-segment sales among the reporting segments, which are made at internal transfer prices established by PEMEX that are intended to reflect international market prices.

The primary sources of revenue for PEMEX’s business segments are as described below:

•

The exploration and production segment earns revenues from domestic sales of crude oil and natural gas, and from exporting crude oil through certain of the Trading Companies. Export sales are made through PMI CIM to approximately 30 major customers in various foreign markets. Approximately half of PEMEX’s crude oil is sold to Pemex Industrial Transformation.

•

The industrial transformation segment earns revenues from sales of refined petroleum products and derivatives, mainly to third parties within the domestic market. This segment also sells a significant portion of the fuel oil it produces to the CFE and a significant portion of jet fuel produced to the Airports and Auxiliary Services Agency. The refining segment’s most important products are different types of gasoline and diesel.

The industrial transformation segment also earns revenues from domestic sources generated by sales of natural gas, liquefied petroleum gas, naphtha, butane and ethane and certain other petrochemicals such as methane derivatives, ethane derivatives, aromatics and derivatives.

•

The cogeneration segment received income from the cogeneration, supply and sale of electricity and thermal energy and also provides technical and management activities associated with these services. During 2018 this company did not generate income. This entity was liquidated on July 27, 2018 (see Note 1).

•	The drilling segment receives income from drilling services, and servicing and repairing wells.

•

The logistics segment earns income from transportation and storage of crude oil, petroleum products and petrochemicals, as well as related services, which it provides by employing pipelines and offshore and onshore resources, and from providing services related to the maintenance, handling, guarding and management of these products.

•	The ethylene segment earns revenues from the distribution and trade of methane, ethane and propylene in the domestic market.

•	The fertilizers segment earns revenues from trading ammonia, fertilizers and its derivatives, mostly in the domestic market.

•

The trading companies segment, which consist of PMI CIM, PMI NASA, PMI Trading and MGAS (the “Trading Companies”), earn revenues from trading crude oil, natural gas and petroleum and petrochemical products in international markets.

•

The segment related to corporate and other operating Subsidiary Companies provides administrative, financing, consulting and logistical services, as well as economic, tax and legal advice and re-insurance services to PEMEX’s entities and companies.

The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis of PEMEX and on which it bases its decision-making.

As of/for the year ended December 31, 2018	Exploration and Production		Industrial Transformation		Cogeneration and Services (1)		Drilling and Services		Logistics		Fertilizers		Ethylene		Trading Companies		Corporate and Other Operating Subsidiary Companies		Intersegment eliminations		Total
Sales:
Trade	Ps.	482,262,631	Ps.	960,558,229	Ps.	—	Ps.	—	Ps.	—	Ps.	2,933,424	Ps.	12,809,114	Ps.	204,103,954	Ps.	9,778,796	Ps.	—	Ps.	1,672,446,148
Intersegment		397,199,590		141,997,392		—		3,414,033		63,672,574		65,802		1,635,050		640,382,216		119,762,378		(1,368,129,035)		—
Services income		23,110		546,136		—		198,775		4,708,217		4,742		13,379		64,038		3,114,605		—		8,673,002
(Reversal) Impairment of wells pipelines, properties, plant and equipment, net		(65,013,616)		(659,610)		—		—		40,288,338		2,246,264		—		1,719,627		—		—		(21,418,997)
Cost of sales		402,979,694		1,091,796,331		—		(1,350,678)		42,694,683		4,509,881		15,952,951		837,820,025		54,148,722		(1,249,040,048)		1,199,511,561
Gross income (loss)		541,519,253		11,965,036		—		4,963,486		(14,602,230)		(3,752,177)		(1,495,408)		5,010,556		78,507,057		(119,088,987)		503,026,586

Other revenue (expenses), net		12,475,283		5,370,430		1,788		(3,797,729)		(40,069,840)		71,419		149,028		1,791,001		6,771,950		40,289,181		23,052,511
Distribution, transportation and sales expenses		106,510		26,616,527		—		63		82,755		387,397		251,459		280,407		94,457		(3,462,366)		24,357,209
Administrative expenses		67,988,247		51,613,434		—		965,397		11,592,604		785,883		1,860,759		1,541,092		74,525,804		(76,551,739)		134,321,481

Operating income (loss)		485,899,779		(60,894,495)		1,788		200,297		(66,347,429)		(4,854,038)		(3,458,598)		4,980,058		10,658,746		1,214,299		367,400,407
Financing income		94,009,399		7,475,509		1		350,326		1,351,514		4,916		26,565		702,471		142,481,311		(214,844,890)		31,557,122
Financing cost		(127,343,514)		(1,910,666)		—		(771,639)		(220,721)		(478,044)		(79,335)		(1,379,583)		(202,865,030)		214,321,510		(120,727,022)
Derivative financial instruments (cost) income, net		(19,132,060)		(11,304)		—		—		—		—		—		382,568		(3,497,812)		(5)		(22,258,613)
Foreign exchange (loss) income, net		28,035,087		(1,707,558)		—		31,051		167,982		(2,577)		(28,542)		920,488		(3,756,451)		—		23,659,480
Profit (loss) sharing in joint ventures and associates		54,149		—		—		—		(1,092)		—		—		1,012,490		(124,094,148)		124,555,613		1,527,012
Taxes, duties and other		469,669,529		—		—		(407,217)		(2,474,189)		—		1,446,202		1,840,409		(8,496,511)		—		461,578,223
Net (loss) income		(8,146,689)		(57,048,514)		1,789		217,252		(62,575,557)		(5,329,743)		(4,986,112)		4,778,083		(172,576,873)		125,246,527		(180,419,837)

Total current assets		1,109,407,361		238,486,786		—		11,478,067		15,343,841		2,772,995		8,337,752		137,727,664		723,490,973		(1,853,935,478)		393,109,961

Total non current assets		1,023,144,103		283,521,897		—		15,267,696		100,097,224		4,187,744		17,771,292		28,939,309		1,624,995,944		(1,415,837,902)		1,682,087,307
Total current liabilities		334,709,929		155,402,987		—		2,962,370		31,418,555		9,682,768		6,710,315		98,007,805		1,662,808,360		(1,853,926,795)		447,776,294
Total non current liabilities		2,254,024,319		529,484,079		—		10,739,495		10,332,359		108,467		149,750		4,272,341		2,116,660,861		(1,838,945,265)		3,086,826,406
Equity (deficit), net		(456,182,784)		(162,878,383)		—		13,043,898		73,690,151		(2,830,496)		19,248,979		64,386,827		(1,430,982,304)		423,098,680		(1,459,405,432)
Depreciation and amortization		124,671,118		19,183,640		—		1,483,248		4,409,226		(246,697)		1,385,445		403,122		2,092,938		—		153,382,040
Net periodic cost of employee benefits		33,688,888		51,239,055		—		27,105		191,132		9,162		8,839		(321,683)		26,861,666		2,917,450		114,621,614

(1)	This company was liquidated on July 27, 2018. Except for certain expenses incurred in the liquidation, all operations were transferred to Pemex Industrial Transformation. (See Note 1)

As of/for the year ended December 31, 2017	Exploration and Production		Industrial Transformation		Cogeneration and Services (1)		Drilling and Services		Logistics		Fertilizers		Ethylene		Trading Companies		Corporate and Other Operating Subsidiary Companies		Intersegment eliminations		Total
Sales:
Trade	Ps.	—	Ps.	857,456,146	Ps.	—	Ps.	—	Ps.	—	Ps.	4,123,006	Ps.	12,621,648	Ps.	508,539,112	Ps.	3,159,238	Ps.	—	Ps.	1,385,899,150
Intersegment		762,637,362		150,360,283		114,233		3,400,456		70,671,871		642,965		1,565,757		539,193,190		79,031,944		(1,607,618,061)		—
Services income		—		6,116,937		334,755		41,741		3,714,941		2,339		26,733		66,621		826,502		—		11,130,569
(Reversal) Impairment of wells pipelines, properties, plant and equipment, net		129,350,315		15,952,092		—		—		—		1,935,500		—		—		4,206,653		—		151,444,560
Cost of sales		391,089,410		1,004,683,554		472,732		468,171		50,926,263		6,001,259		14,272,340		1,031,997,901		33,033,923		(1,528,740,673)		1,004,204,880

Gross income (loss)		242,197,637		(6,702,280)		(23,744)		2,974,026		23,460,549		(3,168,449)		(58,202)		15,801,022		45,777,108		(78,877,388)		241,380,279
Other revenue (expenses), net		10,204,045		1,515,538		2,646		(31,454)		(24,134,436)		9,013		23,030		307,212		(5,344,872)		22,623,354		5,174,076
Distribution, transportation and sales expenses		—		26,049,566		13,581				73,526		528,370		334,663		375,482		59,043		(5,544,561)		21,889,670
Administrative expenses		58,539,119		38,994,887		37,679		888,776		7,459,928		352,537		1,105,554		1,564,859		62,001,641		(51,005,526)		119,939,454
Operating income (loss)		193,862,563		(70,231,195)		(72,358)		2,053,796		(8,207,341)		(4,040,343)		(1,475,389)		14,167,893		(21,628,448)		296,053		104,725,231
Financing income		121,293,404		11,427,907		147		57,313		1,622,827		2,248		46,113		905,405		145,907,795		(265,097,306)		16,165,853
Financing cost		(136,378,338)		(2,398,643)		(19,882)		(795,947)		(2,307,427)		(211,004)		(1,964)		(1,328,827)		(239,003,771)		264,801,255		(117,644,548)
Derivative financial instruments (cost) income, net		(1,613,874)		5,835		—		—		—		—		—		(772,143)		27,718,506		—		25,338,324
Foreign exchange (loss) income, net		10,043,316		4,924,209		—		227,365		613,099		(20,925)		(10,486)		(4,318)		7,411,862		—		23,184,122
Profit (loss) sharing in joint ventures and associates		(75,195)		485,224		—		—		(74)		—		—		1,049,809		(212,666,494)		211,567,170		360,440
Taxes, duties and other		338,169,260		—		—		276,967		(7,444,967)		—		—		1,972,718		6,063		—		332,980,041

Net (loss) income		(151,037,384)		(55,786,663)		(92,093)		1,265,560		(833,949)		(4,270,024)		(1,441,726)		12,045,101		(292,266,613)		211,567,172		(280,850,619)

Total current assets		1,036,063,541		570,380,888		179,807		6,871,148		49,391,784		3,155,476		3,994,381		158,414,445		506,187,594		(1,971,112,774)		363,526,290
Total non current assets		1,021,972,864		286,815,419		—		19,349,601		142,504,209		5,767,980		19,147,664		28,394,454		1,605,553,140		(1,361,029,507)		1,768,475,824
Total current liabilities		284,656,058		459,130,165		531,580		2,201,936		44,521,371		6,455,246		2,183,654		112,046,527		1,439,097,882		(1,961,697,234)		389,127,185
Total non current liabilities		2,285,756,339		617,978,584		—		11,684,489		12,184,880		100,804		125,236		4,796,353		2,148,891,089		(1,836,290,460)		3,245,227,314
Equity (deficit), net		(512,375,992)		(219,912,442)		(351,773)		12,334,324		135,189,742		2,367,406		20,833,155		69,966,018		(1,476,248,237)		465,845,413		(1,502,352,385)
Depreciation and amortization		127,742,568		17,935,112		—		2,368,123		4,562,140		422,930		1,688,493		(19,798)		2,004,945		—		156,704,513
Net periodic cost of employee benefits		32,794,386		52,538,989		—		39,697		(4,954)		(1,999)		(12,561)		16,166		22,703,351		—		108,073,075
For the year ended December 31, 2016	Exploration and Production		Industrial Transformation		Cogeneration and Services		Drilling and Services		Logistics		Fertilizers		Ethylene		Trading Companies		Corporate and Other Operating Subsidiary Companies		Intersegment eliminations		Total
Sales:
Trade	Ps.	—	Ps.	648,088,013	Ps.	—	Ps.	—	Ps.	—	Ps.	3,873,403	Ps.	15,392,552	Ps.	395,118,117	Ps.	2,646,505	Ps.	—	Ps.	1,065,118,590
Intersegment		616,380,615		117,096,378		51,913		1,981,754		68,316,958		900,464		1,764,438		405,293,283		50,683,175		(1,262,468,978)		—
Services income		—		5,565,604		132,521		70,112		2,813,887		1,908		60,141		236,230		473,415		(379,176)		8,974,642
(Reversal) Impairment of wells pipelines, properties, plant and equipment, net		(271,709,433)		(52,498,881)		—		—		(5,829,520)		—		(1,276,509)		—		—		—		(331,314,343)
Cost of sales		359,064,884		823,763,927		166,721		143,956		61,248,584		5,506,198		13,936,213		783,691,245		7,260,043		(1,188,959,550)		865,822,221

Gross income (loss)		529,025,164		(515,051)		17,713		1,907,910		15,711,781		(730,423)		4,557,427		16,956,385		46,543,052		(73,888,604)		539,585,354
Other revenue (expenses), net		27,346,794		19,964,654		—		591,704		(27,189,969)		32,710		63,989		3,412,711		(906,183)		(666,804)		22,649,606
Distribution, transportation and sales expenses		—		50,792,317		8,232		6		148,215		185,168		481,727		229,432		49,162		(26,663,019)		25,231,240
Administrative expenses		54,509,047		34,183,846		32,126		983,560		7,175,451		731,479		2,101,834		1,157,182		60,497,232		(48,718,224)		112,653,533
Operating income (loss)		501,862,911		(65,526,560)		(22,645)		1,516,048		(18,801,854)		(1,614,360)		2,037,855		18,982,482		(14,909,525)		825,835		424,350,187
Financing income		56,040,129		11,056,345				72,995		373,301		4,358		64,582		1,098,079		125,964,466		(180,925,000)		13,749,255
Financing cost		(109,946,363)		(3,188,892)		(12,055)		(642,711)		(481,741)		(20,217)		(2,980)		(1,342,351)		(163,400,779)		180,193,625		(98,844,464)
Derivative financial instruments (cost) income, net		—		3,172		—		—		—		—		—		(1,951,959)		(12,052,200)		—		(14,000,987)
Foreign exchange (loss) income, net		(217,166,718)		(12,858,875)		—		(1,570,317)		(1,118,537)		(29,263)		(2,843)		174,866		(21,441,056)		—		(254,012,743)
Profit (loss) sharing in joint ventures and associates		(21,164)		649,520		—		—		—		—		—		1,586,503		(117,426,818)		117,347,804		2,135,845
Taxes, duties and other		276,647,448		—		—		(481,581)		(10,010,686)		—		—		7,380,870		(9,014,616)		—		264,521,435

Net (loss) income		(45,878,653)		(69,865,290)		(34,700)		(142,404)		(10,018,145)		(1,659,482)		2,096,614		11,166,750		(194,251,296)		117,442,264		(191,144,342)

Depreciation and amortization		124,329,921		17,425,472				2,559,357		2,230,557		481,241		1,395,232		86,707		1,931,004		—		150,439,491
Net periodic cost of employee benefits		32,617,215		52,886,397		5,860		31,491		30,340		(1,178)		1,424		(552,735)		24,719,602		—		109,738,416

PEMEX’s management measures the performance of the segments based on operating income and net segment income before elimination of unrealized intersegment gain (loss), as well as by analyzing the impact of the results of each segment on the consolidated financial statements. For certain of the items in these consolidated financial statements to conform with the individual financial statements of the operating segments, they must be reconciled. The tables below present the financial information of PEMEX’s operating segments, before intersegment eliminations:

The following tables present accounting reconciliations between individual and consolidated information.

As of/for the year ended December 31, 2018	Exploration and Production		Industrial Transformation	Cogeneration and Services(1)	Drilling and Services	Logistics	Fertilizers	Ethylene	Trading Companies	Corporate and Other Operating Subsidiary Companies
Sales:
By segment	Ps.	910,443,812	1,105,255,786	—	8,716,657	68,380,791	3,051,428	14,457,543	844,550,208	132,655,779
Less unrealized intersegment sales		(30,958,481)	(2,154,029)	—	(5,103,849)	—	(47,460)	—	—	—

Total consolidated sales	Ps.	879,485,331	1,103,101,757	—	3,612,808	68,380,791	3,003,968	14,457,543	844,550,208	132,655,779

Operating income (loss):
By segment	Ps.	488,151,914	(70,799,130)	1,788	406,574	(97,029,061)	(5,162,552)	(9,520,020)	4,913,736	10,658,746
Less unrealized intersegment sales		(30,958,481)	(2,154,029)	—	(5,103,849)	—	(47,460)	—	—	—
Less unrealized gain due to production cost valuation of inventory		(596,889)	12,058,664	—	4,537,200	—	—	—	66,322	—
Less capitalized refined products		(1,774,227)	—	—	—	—	—	—	—	—
Less amortization of capitalized interest		118,981	—	—	—	—	—	—	—	—
Less depreciation and impairment of revaluated transferred assets		30,958,481	—	—	360,372	30,681,632	355,974	6,061,422	—	—

Total consolidated operating income (loss)	Ps.	485,899,779	(60,894,495)	1,788	200,297	(66,347,429)	(4,854,038)	(3,458,598)	4,980,058	10,658,746

Net income (loss):
By segment	Ps.	(5,867,212)	(65,286,932)	1,789	971,701	(85,357,751)	(6,248,709)	(6,144,326)	4,711,761	(172,576,873)
Less unrealized intersegment sales		(30,958,481)	(2,154,029)	—	(5,103,849)	—	(47,460)	—	—	—
Less unrealized gain due to production cost valuation of inventory		(596,889)	12,058,664	—	3,799,980	—	—	—	66,322	—
Less capitalized refined products		(1,774,227)	—	—	—	—	—	—	—	—
Less equity method elimination		(27,342)	(1,666,217)	—	—	666	610,452	(3,457,006)	—	—
Less amortization of capitalized interest		118,981	—	—	—	—	—	—	—	—
Less depreciation and impairment of revaluated transferred assets, net of deferred taxes		30,958,481	—	—	549,420	22,781,528	355,974	4,615,220	—	—

Total consolidated net (loss) income	Ps.	8,146,689	(57,048,514)	1,789	217,252	(62,575,557)	(5,329,743)	(4,986,112)	4,778,083	(172,576,873)

Assets:
By segment	Ps.	2,161,126,244	567,768,812	—	28,400,765	176,047,827	10,018,775	31,365,663	177,684,447	2,348,486,917
Less unrealized intersegment sales		1,557,729	(7,544,007)	—	—	7,184	(26,886)	(5,304)	(408,060)	—
Less unrealized gain due to production cost valuation of inventory		(4,254,421)	(30,320,566)	—	—	—	(47,460)	—	(9,339,859)	—
Less capitalized refined products		(1,774,227)	—	—	—	—	—	—	—	—
Less depreciation and impairment of revaluated transferred assets, net of deferred taxes		(23,660,467)	—	—	(1,655,002)	(60,523,859)	(1,801,679)	(5,186,318)	(424,850)	—
Less equity method for unrealized profits		(562,375)	(7,903,679)	—	—	(90,087)	(1,182,011)	(64,997)	(844,705)	—
Less amortization of capitalized interest		118,981	8,123	—	—	—	—	—	—	—

Total consolidated assets	Ps.	2,132,551,464	522,008,683	—	26,745,763	115,441,065	6,960,739	26,109,044	166,666,973	2,348,866,917

Liabilities:
By segment	Ps.	2,588,734,248	689,306,996	—	12,328,030	41,750,914	9,791,235	6,860,065	104,239,692	3,779,469,221
Less unrealized intersegment sales		—	(4,419,930)	—	1,373,835	—	—	—	(1,959,546)	—

Total consolidated liabilities	Ps.	2,588,734,248	684,887,066	—	13,701,865	41,750,914	9,791,235	6,860,065	102,280,146	3,779,469,221

(1)	This company was liquidated on July 27, 2018. Except for certain expenses incurred in the liquidation, all operations were transferred to Pemex Industrial Transformation. (See Note 1)

As of/for the year ended December 31, 2017	Exploration and Production		Industrial Transformation	Cogeneration and Services	Drilling and Services	Logistics	Fertilizers	Ethylene	Trading Companies	Corporate and Other Operating Subsidiary Companies
Sales:
By segment	Ps.	762,637,362	1,015,157,118	448,988	6,679,132	74,386,812	4,795,196	14,214,138	1,047,874,453	83,017,684
Less unrealized intersegment sales		—	(1,223,752)	—	(3,236,935)	—	(26,886)	—	(75,530)	—

Total consolidated sales	Ps.	762,637,362	1,013,933,366	448,988	3,442,197	74,386,812	4,768,310	14,214,138	1,047,798,923	83,017,684

Operating income (loss):
By segment	Ps.	194,814,292	(59,989,652)	(72,358)	882,692	(61,696,313)	(7,148,431)	(4,698,838)	14,490,017	(21,628,448)
Less unrealized intersegment sales		—	(1,223,752)	—	(3,236,935)	—	(26,886)	—	(75,530)	—
Less unrealized gain due to production cost valuation of inventory		(496,329)	(9,017,791)	—	2,932,663	—	—	—	(246,594)	—
Less capitalized refined products		(574,381)	—	—	—	—	—	—	—	—
Less amortization of capitalized interest		118,981	—	—	—	—	—	—	—	—
Less depreciation and impairment of revaluated transferred assets		—	—	—	1,475,376	53,488,972	3,134,974	3,223,449	—	—

Total consolidated operating income (loss)	Ps.	193,862,563	(70,231,195)	(72,358)	2,053,796	(8,207,341)	(4,040,343)	(1,475,389)	14,167,893	(21,628,448)

Net income (loss):
By segment	Ps.	(150,388,699)	(44,599,751)	(358,862)	345,913	(40,300,942)	(8,616,130)	(5,866,542)	5,200,268	(292,266,613)
Less unrealized intersegment sales		—	(1,223,752)	—	(3,236,935)	—	(26,886)	—	(75,530)	—
Less unrealized gain due to production cost valuation of inventory		(496,329)	(9,017,791)	—	2,932,663	—	—	—	(246,594)	—
Less capitalized refined products		(574,381)	—	—	—	—	—	—	—	—
Less equity method elimination		303,044	(945,369)	266,769	—	333	1,238,018	1,201,367	7,166,957	—
Less amortization of capitalized interest		118,981	—	—	—	—	—	—	—	—
Less depreciation and impairment of revaluated transferred assets, net of deferred taxes		—	—	—	1,223,919	39,466,660	3,134,974	3,223,449	—	—

Total consolidated net (loss) income	Ps.	(151,037,384)	(55,786,663)	(92,093)	1,265,560	(833,949)	(4,270,024)	(1,441,726)	12,045,101	(292,266,613)

Assets:
By segment	Ps.	2,084,553,745	912,770,881	179,807	28,256,876	276,537,764	17,689,305	35,498,783	195,538,239	2,111,740,734
Less unrealized intersegment sales		858,094	(5,389,977)	—	—	7,183	—	(5,303)	(408,059)	—
Less unrealized gain due to production cost valuation of inventory		(3,657,242)	(42,379,229)	—	—	—	(26,886)	—	(7,163,664)	—
Less capitalized refined products		(574,381)	—	—	—	—	—	—	—	—
Less depreciation and impairment of revaluated transferred assets, net of deferred taxes		(22,503,168)	—	—	(2,036,127)	(84,557,831)	(2,165,068)	(9,522,686)	(424,849)	—
Less equity method for unrealized profits		(759,624)	(7,813,492)	—	—	(91,123)	(6,573,895)	(2,828,749)	(732,768)	—
Less amortization of capitalized interest		118,981	8,124	—	—	—	—	—	—	—

Total consolidated assets	Ps.	2,058,036,405	857,196,307	179,807	26,220,749	191,895,993	8,923,456	23,142,045	186,808,899	2,111,740,734

Liabilities:
By segment	Ps.	2,570,412,397	1,081,528,677	531,580	13,186,297	56,706,251	6,556,050	2,308,890	116,648,398	3,587,988,971
Less unrealized intersegment sales		—	(4,419,928)	—	700,128	—	—	—	194,482	—

Total consolidated liabilities	Ps.	2,570,412,397	1,077,108,749	531,580	13,886,425	56,706,251	6,556,050	2,308,890	116,842,880	3,587,988,971

For the year ended December 31, 2016	Exploration and Production		Industrial Transformation	Cogeneration and Services	Drilling and Services	Logistics	Fertilizers	Ethylene	Trading Companies	Corporate and Other Operating Subsidiary Companies
Sales:
By segment	Ps.	616,380,615	771,597,427	184,434	6,263,093	71,130,845	4,775,775	17,217,131	800,979,076	53,803,095
Less unrealized intersegment sales		—	(847,432)	—	(4,211,227)	—	—	—	(331,446)	—

Total consolidated sales	Ps.	616,380,615	770,749,995	184,434	2,051,866	71,130,845	4,775,775	17,217,131	800,647,630	53,803,095

Operating income (loss):
By segment	Ps.	503,679,153	(60,347,367)	(22,645)	1,271,202	(25,701,065)	(2,877,725)	(3,504,812)	19,526,997	(14,909,525)
Less unrealized intersegment sales		—	(847,432)	—	(4,211,227)	—	—	—	(331,446)	—
Less unrealized gain due to production cost valuation of inventory		(273,237)	3,572,498	—	3,815,371	—	905,910	(2,163)	(213,069)	—
Less capitalized refined products		(1,661,986)	(7,904,259)	—	—	—	—	—	—	—
Less amortization of capitalized interest		118,981	—	—	—	—	—	—	—	—
Less depreciation and impairment of revaluated assets		—	—	—	640,702	6,899,211	357,455	5,544,830	—	—

Total consolidated operating income (loss)	Ps.	501,862,911	(65,526,560)	(22,645)	1,516,048	(18,801,854)	(1,614,360)	2,037,855	18,982,482	(14,909,525)

Net income (loss):
By segment	Ps.	(44,069,001)	(61,639,067)	(381,214)	(387,250)	(16,917,356)	(7,820,835)	(3,780,706)	11,711,265	(194,251,296)
Less unrealized intersegment sales		—	(847,432)	—	(4,211,227)	—	—	—	(331,446)	—
Less unrealized gain due to production cost valuation of inventory		(273,237)	3,572,498	—	3,815,371	—	905,910	(2,163)	(213,069)	—
Less capitalized refined products		(1,661,986)	(7,904,259)	—	—	—	—	—	—	—
Less equity method elimination		6,590	(3,047,030)	346,514	—	—	4,897,988	334,653	—	—
Less amortization of capitalized interest		118,981	—	—	—	—	—	—	—	—
Less depreciation of revaluated assets		—	—	—	640,702	6,899,211	357,455	5,544,830	—	—

Total consolidated net (loss) income	Ps.	(45,878,653)	(69,865,290)	(34,700)	(142,404)	(10,018,145)	(1,659,482)	2,096,614	11,166,750	(194,251,296)

Supplemental geographic information:

	For the years ended December 31,
	2018	2017	2016
Domestic sales	Ps. 980,559,538	Ps. 877,360,038	Ps. 670,000,473

Export sales:
United States	434,838,159	302,912,999	221,954,461
Canada, Central and South America	11,274,714	13,943,080	14,058,897
Europe	158,900,339	71,470,613	64,348,997
Other	86,873,398	120,212,420	94,755,762

Total export sales	691,886,610	508,539,112	395,118,117

Services income	8,673,002	11,130,569	8,974,642

Total sales	Ps. 1,681,119,150	Ps. 1,397,029,719	Ps. 1,074,093,232

PEMEX does not have significant long-lived assets outside of Mexico.

The following table shows income by product:

	For the years ended December 31,
	2018	2017	2016
Domestic sales
Refined petroleum products and derivatives (primarily gasolines)	Ps. 850,342,124	Ps. 738,943,017	Ps. 578,718,674
Gas	110,219,691	116,021,269	59,648,576
Petrochemical products	19,997,723	22,395,752	31,633,223

Total domestic sales	Ps. 980,559,538	Ps. 877,360,038	Ps. 670,000,473

Export sales
Crude oil	Ps. 482,259,045	Ps. 356,623,114	Ps. 288,625,794
Refined petroleum products and derivatives (primarily gasolines)	167,796 ,526	124,644,353	92,705,248
Gas	34,446,277	22,253,493	20,995
Petrochemical products	7,384,762	5,018,152	13,766,080

Total export sales	Ps. 691,886,610	Ps. 508,539,112	Ps. 395,118,117